LONG TERM DEBT	12 Months Ended
Dec. 31, 2025
LONG TERM DEBT
LONG TERM DEBT

15.LONG TERM DEBT

			Convertible
	Revolving facility	Term facility	notes	Total
	note 15(a)	note 15(a)	note 15(b)
At January 1, 2024	$88,350	$—	$—	$88,350
Principal repayments during the year	(88,350)	—	—	(88,350)
At December 31, 2024	—	—	—	—
Advances	150,000	100,000	—	250,000
Proceeds for liability component of convertible notes issued	—	—	167,000	167,000
Loan repayments	(60,000)	(5,000)	—	(65,000)
Transaction costs paid	(1,186)	—	—	(1,186)
Accretion expense	330	—	4,591	4,921
Interest expense	7,534	6,233	7,545	21,312
Interest paid	(7,534)	(6,233)	(7,545)	(21,312)
At December 31, 2025	$89,144	$95,000	$171,591	$355,735

Current	$—	$20,000	$—	$20,000
Non-current	89,144	75,000	171,591	335,735
	$89,144	$95,000	$171,591	$355,735

(a)Amended Credit Facility

Background

In April 2022, the Company entered into a credit facility (the “Credit Facility”) consisting of a $100 million term facility and a $50 million revolving facility through a syndicate of lenders. In August 2023, the term facility was extinguished in its entirety and the amounts due thereunder were transferred to a new $150 million revolving facility (the “Revolving Facility”).

In February 2025, the Revolving Facility was further amended in connection with the acquisition of the Musselwhite Mine. The amended credit facility (the “Amended Credit Facility”) now consists of a $150 million revolving facility (the “Amended Revolving Facility”) and a $100 million term facility (the “Term Facility”) through a syndicate of lenders.

Business terms of the Term Facility

The Term Facility has a three-year term with quarterly principal repayments of $5 million commencing on December 31, 2025, with the balance repaid at maturity.

Business terms of the Amended Revolving Facility

The Amended Revolving Facility, as well as the interest rates, covenants and other terms of the Amended Credit Facility, are substantially consistent with the Revolving Facility and are discussed below.

The Amended Revolving Facility matures on August 27, 2027.

The applicable interest rate for the Amended Revolving Facility was based on the term SOFR plus an applicable margin ranging from 2.50% to 3.75% based on the Company’s leverage ratio at the end of each fiscal quarter. During the year ended December 31, 2025, the interest rate paid on the Revolving Facility ranged from 7.0% to 7.4% per annum (2024 – 7.5% to 8.0%).

A standby fee is payable on the undrawn portion of the Amended Revolving Facility. The standby fee is charged at 0.56% to 0.84% depending on the leverage ratio.

At December 31, 2025, the undrawn amount was $60 million. Subsequent to the reporting period, the Company repaid a further $30 million of principal.

The Amended Revolving Facility is secured by the Company’s present and future assets, property and all proceeds thereof, other than present and future assets owned by Minera Cerro Quema which are excluded from the collateral.

Covenants

The Amended Credit Facility includes covenants customary for a facility of this nature, including compliance with customary restrictive covenants, and the following financial covenants all as defined in the related agreements:

●	maintaining a leverage ratio at less than or equal to 3.5,
●	an interest service coverage ratio at greater than or equal to 4.0,
●	a tangible net worth greater than or equal to $278.6 million, and
●	minimum liquidity in an amount greater than or equal to $15.0 million.

As at December 31, 2025, the Company was in compliance with all these covenants.

(b)Convertible notes

Background

On February 28, 2025, the Company issued $200 million of unsecured senior convertible notes on a private placement basis.

Business terms

The convertible notes mature on March 1, 2030, and bear interest at 4.5% per annum, payable quarterly in arrears on March 31, June 30, September 30 and December 31 of each year, beginning March 31, 2025. The convertible notes are convertible at the holder’s option into common shares of the Company at any time prior to maturity at a conversion price of C$7.90 per share subject to certain anti-dilution adjustments.

After August 28, 2026, the Company may redeem the convertible notes at par together with accrued interest, provided that the 20-day volume weighted average price of the Company’s common shares is not less than 130% of the conversion price.

In the event of a change of control, the holders have the right to require the Company to purchase its outstanding convertible notes at a cash purchase price equal to the lesser of (a) all remaining interest payable from the date of redemption up to and including the maturity date plus 100% of the principal amount, and (b) all accrued and unpaid interest on the principal amount up to and including the redemption date plus 104.5% of the principal amount.

Accounting treatment

The convertible notes are compound financial instruments comprising four components, each recognized and classified separately upon initial recognition.

Initial recognition
Component	amount
Warrants	$50,000
Host liability	167,000
Company’s redemption right	(18,000)
Holders’ conversion right	1,000
$200,000

Upon initial recognition, the warrants were recognized at estimated fair value and classified as a financial liability at fair value through profit or loss. At each subsequent reporting period, they are measured at fair value, with changes in fair value being recognized in profit or loss.

Upon initial recognition, the host liability was recognized at the fair value of the host debt, calculated as the present value of contractual principal and interest payments over the term of the notes using a discount rate of 8.5%, and is classified as a financial liability at amortized cost.

Upon initial recognition, the Company’s redemption right was recognized at estimated fair value and classified as a financial asset at fair value through profit or loss. At each subsequent reporting period, this right is measured at fair value, with changes in fair value being recognized in profit or loss.

Upon initial recognition, the holders’ conversion right was recognized at the residual amount after allocating fair value to the other components and is classified as equity.